Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Line Items]
Inventory write-down	$ 140	$ 148	$ 73
Reversal of inventory write-down	65	56	15
Cost of net sales [member]
Disclosure Of Inventories [Line Items]
Cost of inventories recognised as expense during period	2,200	2,200	2,100
Cost of other revenue [member]
Disclosure Of Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 127	$ 0	$ 0